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www.dechert.com

RICHARD HOROWITZ

richard.horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

July 13, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4720

Re:	NB Crossroads Private Markets Fund IV (TE) – Custody Client LLC

Ladies and Gentlemen:

Enclosed for filing on behalf of NB Crossroads Private Markets Fund IV (TE) – Custody Client LLC (“Registrant”), a newly organized closed-end management investment company, is the Registrant’s initial registration statement under the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-2 (“Registration Statement”). The Registrant also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.  As previously discussed, the Registration Statement is similar to the registration statement of NB Crossroads Private Markets Fund IV (TI) – Custody Client LLC (the “NB Crossroads Registration Statement”).

For your convenience, we will provide a blackline of the Registration Statement against the NB Crossroads Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz